Financial Instruments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Financial Instruments and Fair Value Measurements
5.	Financial Instruments and Fair Value Measurements
The accounting guidance for fair value measurements provides a framework for measuring fair value on either a recurring or nonrecurring basis, whereby the inputs used in valuation techniques are assigned a hierarchical level. The following are the three levels of inputs to measure fair value:
Level
 1:
Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2:
Inputs that reflect quoted prices for identical assets or liabilities in less active markets; quoted prices for similar assets or liabilities in active markets; benchmark yields, reported trades, broker/dealer quotes, inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level
 3:
Unobservable inputs that reflect our own assumptions incorporated in valuation techniques used to measure fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
We consider an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and consider an inactive market to be one in which there are infrequent or few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Where appropriate, our own or the counterparty’s non-performance
risk is considered in measuring the fair values of liabilities and assets, respectively.
Investments
The following is a summary of our investments at their cost or amortized cost for the periods ended September 30, 2021 and December 31, 2020 (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Corporate bonds and commercial paper	$25,082	$—
U.S. Treasury securities	24,668	—

Total investments	$49,750	$—

The fair value of our investments approximates their cost or amortized cost for both periods presented.
The following table presents the contractual maturities of our debt investments as of September 30, 2021 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$29,315	$29,317
Due after one year through five years	20,435	20,485

	$49,750	$49,802

Actual maturities may differ from the contractual maturities because borrowers may have the right to call or prepay certain obligations.

Fair Value of Financial Instruments
The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	September 30, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$75,191	$75,191	$—
Corporate bonds and commercial paper	25,085	—	25,085
U.S. Treasury securities	24,717	24,717	—

Total cash, cash equivalents and investments	$124,993	$99,908	$25,085

	December 31, 2020
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$19,228	$19,228	$—

Total cash and cash equivalents	$19,228	$19,228	$—

The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Financial Liabilities
3.00% – 2020 Convertible Notes	$—	$32,106
8.00% – 2020 Convertible Notes	—	14,789
2020 Term Facility Loan	—	25,049
Private Placement Warrants	13,789	—

Total financial liabilities	$13,789	$71,944

As of September 30, 2021, there was no fair value associated with the convertible debt instruments due to the conversion of the debt securities into the Company’s ordinary shares in connection with the Business Combination. The estimated fair value of the debt securities prior to their conversion into the Company’s ordinary shares was $208.6 million. The estimated fair value of the convertible securities on the Closing Date was calculated as the product of (i) the number of conversion shares at the Closing Date and (ii) the marketable value per ordinary share at the Closing Date. Changes in the fair value of debt that is accounted for at fair value are presented as gains or losses in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
3.00% – 2020 Convertible Notes
On March 9, 2020, Legacy Rockley issued $21.3 million of the 3.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, the outstanding principal and interest of the 3.00% Convertible Notes Due 2025 were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $
0.0 million
outstanding balance on the 3.00% Convertible Notes at September 30, 2021.

For the three and nine months ended September 30, 2021, we recorded a loss of $1.9 million and $6.0 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$32,106
Plus: Loss from change in fair value	$5,986
Less: Fair value adjustment extinguished upon conversion of debt	$(38,092)

Fair value at September 30, 2021	$—

A binomial lattice model was used to determine the fair value of the 3.00% Convertible Notes based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to ordinary shares or redeemed at principal and accrued interest; and (ii) upon qualified financing event, the convertible notes will automatically convert to ordinary shares. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
8.00% – 2020 Convertible Notes
On February 19, 2020, Legacy Rockley issued $8.0 million of 8.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see
Note 7
, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, the outstanding principal, interest and warrants of the 8.00% Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $
0.0 million
outstanding balance on the 8.00% Convertible Notes at September 30, 2021.
For the three and nine months ended September 30, 2021, we recorded a loss of $13.9 million and $16.1 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$14,789
Plus: Loss from change in fair value	$16,108
Less: Fair value adjustment extinguished upon conversion of debt	$(30,897)

Fair value at September 30, 2021	$—

A binomial lattice model was used to determine the fair value of the 8.00% Convertible Notes Due 2025 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to ordinary shares or put at 125% of principal and accrued interest; and (ii) upon financing event, the convertible notes may be converted to ordinary shares. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
2020 Term Facility Loan
On September 29, 2020, Legacy Rockley issued $35.0 million of convertible notes and at inception elected the fair value option of accounting for this debt instrument (see
Note 7
, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, thirty percent (30%) of the outstanding principal and interest balance of the 2020 Term Facility Loan were cancelled and converted into the right to receive ordinary shares of the Company and seventy percent (70%) of the outstanding principal and interest balance is required to be repaid in full on or prior to August 31, 2022. At September 30, 2021, the contractual outstanding principal and interest on the 2020 Term Facility Loan was $37.3 million.

For the three and nine months ended September 30, 2021, we recorded a loss of $0.2 million and $15.1 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 2020 Term Facility Loans, as follows (in thousands):

Fair value at December 31, 2020	$25,049
Plus: Loss from change in fair value	$15,134
Less: Fair value adjustment extinguished upon conversion of the thirty percent (30%) balance	$(13,003)

Fair value at August 11, 2021	$27,180

At August 11, 2021, the fair value of the 2020 Term Facility Loan was $27.2 million. The interest expense is subsequently accreted to statements of operations and comprehensive loss using the effective interest rate method over the term of the loan.
A binomial lattice model was used to determine the fair value of the 2020 Term Facility Loan based on assumptions as to when the loan would be converted upon IPO/Sale/Merger/SPAC. Upon such event, the convertible notes may be paid off as following: (i) if par value exit, repayment of base multiple times principal plus unpaid interest; (ii) if greater value exit, repayment of base multiple plus add-on
multiple ratio times principal plus unpaid interest.
5.00% – $50.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued $50.0 million of the 5.00% – $50.0 Million Convertible Notes (the “5.00% – $50.0 Million Convertible Notes”) and at inception elected the fair value option of accounting for this debt instrument (see
Note 7
, Debt for details). In connection with the closing of the Business Combination, the outstanding principal and interest of the 5.00% – $50.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 5.00% – $50.0 Million Convertible Notes at September 30, 2021.
For the three and nine months ended September 30, 2021, we recorded a loss of $1.4 million and $2.3 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $50.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	$2,310
Less: Fair value adjustment extinguished upon conversion of debt	$(12,584)

Fair value at September 30, 2021	$—

A binomial lattice model was used to determine the fair value of the 5.00% – $50.0 Million Convertible Notes Due 2026 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to ordinary shares at base price. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
5.00% – $25.0 Million Convertible Notes
On December 31, 2020, Legacy Rockley issued $25.0 million of the 5.00% – $25.0 Million Convertible Notes and at inception elected the fair value option of accounting for this debt instrument (see
Note 7
, Debt for
details). In connection with the closing of the Business Combination, the outstanding principal, interest and warrants of the 5.00% – $25.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 5.00% – $25.0 Million Convertible Notes at September 30, 2021.
For the three and nine months ended September 30, 2021, we recorded an adjustment of $(0.5) million and $5.0 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	$4,977
Less: Fair value adjustment extinguished upon conversion of debt	$(42,569)

Fair value at September 30, 2021	$—

A binomial lattice model was used to determine the fair value of the 5.00% – $25.0 Million Convertible Notes Due 2025 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; (ii) upon qualified financing event, the convertible notes may be converted to ordinary shares with discount any time after financing date; and (iii) upon maturity, the convertible notes may be converted to ordinary shares at $675.0 million divided by the number of fully diluted shares. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
5.00% – $30.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued $30.0 million of the 5.00% Convertible Notes and at inception elected the fair value option of accounting for this debt instrument (see
Note 7
, Debt for details). In connection with the closing of the Business Combination, the outstanding principal and interest of the 5.00% – $30.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 5.00% – $30.0 Million Convertible Notes at September 30, 2021.
For the three and nine months ended September 30, 2021, we recorded an adjustment of $(2.6) million and $5.9 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	$5,855
Less: Fair value adjustment extinguished upon conversion of debt	$(44,258)

Fair value at September 30, 2021	$—

A binomial lattice model was used to determine the fair value of the 5.00% Convertible Notes Due 2026 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to ordinary shares at base price. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.

At September 30, 2021 and December 31, 2020, the carrying value of certain financial instruments, such as cash, accounts receivable, other receivable, prepaid expenses and other current assets, trade payable and other current accrued liabilities, approximate fair value due to their relatively short maturities and low market interest rates, if applicable.
Private Placement Warrants
The Private Placement Warrants are accounted for as liabilities in accordance with the FASB’s Accounting Standards Codification (“ASC”)
815-40
and are presented within the Warrants Liabilities on the condensed consolidated balance sheet. The warrant liabilities were measured at fair value at inception and are measured on a recurring basis, with changes in fair value presented within change in fair value of warrants liabilities in the condensed consolidated statement of operations and comprehensive loss.
The Private Placement Warrants are measured at fair value on a recurring basis. The measurement of the warrants as of September 30, 2021 was $13.8 million. The Company has classified the Private Placement Warrants as a liability due to certain settlement terms and provisions related to certain tender offers and indexation characteristics following the Business Combination and has accounted for them as liability instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Company has determined that the Private Placement Warrants are classified within Level 3 of the fair value hierarchy as the fair value is estimated using the Modified Black Scholes Option Pricing Model.
The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, August 11, 2021	$14,304
Mark-to-market adjustment	$(515)

Private Placement Warrants balance, September 30, 2021	$13,789

5.	Fair Value Measurements
Our financial assets as of December 31, 2020 and 2019 are considered Level 1 in the fair value hierarchy and measured at fair value as follows:

	December 31,
	2020	2019
Assets
Money market funds	$11,516	$12,343
All of our financial liabilities as of December 31, 2020, and 2019, are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable.
The fair value of our liabilities are as follows (in thousands):

	December 31,
	2020	2019
Liabilities
3.0% – 2020 Convertible Notes	$32,106	—
8.00% – 2020 Convertible Notes	14,789	—
2020 Term Facility Loan	25,049	—
2017 Term Loan	—	1,952
Total financial liabilities	$71,944	$1,952

The fair value of the 2017 Term Loan approximates the carrying value, as of December 31, 2019, due to the rate of interest of the Term Loan being variable.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
At December 31, 2020 and December 31, 2019, the carrying value of certain financial instruments, such as cash equivalents, accounts receivable, other receivable, prepaid expenses and other current assets, trade payable and other current accrued liabilities, approximate fair value due to their relatively short maturities and low market interest rates, if applicable.
Changes in the fair value of debt that is accounted for at fair value are presented as gains or losses in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
3.0% – 2020 Convertible Notes
On March 9, 2020, we issued $21.3 million of 3.0% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 3.0% Convertible Notes Due 2025 was $21.3 million and the fair value was $32.1 million. As of December 31, 2020, we measured fair value using a binominal lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.10%
Expected volatility	55%
Expected term, in years	0.14 - 4.19
Discount yield	48.4%
Conversion price discount	25% - 40%
For the year ended December 31, 2020, we recorded a $10.8 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 3.0% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825

Fair value at December 31, 2020	$32,106

A binomial lattice model was used to determine the fair value of the 3.0% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions are made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or redeemed at principal and accrued interest; and (ii) upon qualified financing event, the convertible notes will automatically convert to Ordinary Shares. The lattice model uses the stock price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
8.00% – 2020 Convertible Notes
On February 19, 2020, we issued $8.0 million of 8.0% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 8.0% Convertible Notes Due 2027 was $8.0 million and the fair value was $14.8 million (including embedded warrants). As of December 31, 2020, we measured fair value using a binominal lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.52%
Expected volatility	55%
Expected term, in years	0.14 - 6.14
Discount yield	35%
Conversion price discount	25% - 40%
For the year ended December 31, 2020, we recorded a $4.4 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374

Fair value at December 31, 2020	$14,789

A binomial lattice model was used to determine the fair value of the 8.0% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions are made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or put at 125% of principal and accrued interest; and (ii) upon financing event, the convertible notes may be converted to Ordinary Shares. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
We issued liability classified warrants in conjunction with the issuance of the 8.0% Convertible Notes. We evaluated the terms of these warrants and noted that under ASC 480, our potential obligation to settle the warrants only when the exercise of contingencies is met. Due to this provision, ASC 480 requires that these warrants be classified as liabilities and combined within the 8.0% Convertible Notes. The fair value of these warrants is embedded within the fair value of the 8.0% Convertible Notes presented in the table above.
2020 Term Facility Loan
On September 29, 2020, we issued $35.0 million of convertible notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 2020 Term Facility Loan was $22.5 million and the fair value was $25.1 million. As of December 31, 2020, we measured fair value using a binominal lattice model and discounted cash flow approach for various exit event scenario, with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.21%
Expected volatility	55%
Expected term, in years	0.14 - 4.13
Discount yield	35%
For the year ended December 31, 2020, we recorded a $1.7 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729

Fair value at December 31, 2020	$25,049

A binomial lattice model was used to determine the fair value of the 2020 Term Facility Loan based on assumptions as to when these would be converted upon IPO/Sale/Merger/SPAC. Upon such event, the convertible notes will be paid off as following: (i) if par value exit, repayment of base multiple times principal plus unpaid interest; (ii) if greater value exit, repayment of base multiple plus add-on
multiple ratio times principal plus accrued interest.
We used the probability weighted discounted cash flow approach to determine if the 2020 Term Facility Loan would be converted upon qualified financing or maturity. Upon the qualified financing, the convertible notes will not be converted and will remain outstanding until maturity and put at 280% principal plus unpaid interest. Upon maturity, the convertible notes will be repaid at a full principal balance. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
2019 Convertible Notes
During 2019, we issued convertible loan notes in an aggregate principal amount of $15.0 million (see Note 7, “Long Term Debt” for details). We elected to account for the 2019 Convertible Notes at fair value.
Management believes that the fair value option better reflects the underlying economics of the 2019 Convertible Notes, which contains embedded derivatives. The notes were converted to Ordinary Shares due to a qualified financing event in June 2019. During 2019, the 2019 Convertible Notes were converted into 1,336,344 Ordinary Shares.